Putnam
Utilities
Growth And
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Managing a portfolio of utility companies has become vastly more complex than it was only a few years ago. Deregulation, mergers and acquisitions, and technology have changed the landscape, both literally and figuratively. One does not have to drive many miles on an interstate highway before noticing the growing number of microwave towers. An increasing number of the companies that deliver electricity to our homes and businesses no longer generate it themselves. And chances are, you now receive your communication services from large and still expanding conglomerates rather than regional companies.

Following these monumental changes -- and understanding their investment implications -- require a far broader range of expertise than they did even half a decade ago. Jeanne L. Mockard and Christopher A. Ray, your fund's managers, are able to perform this challenging task with the help of Putnam's army of global equity research analysts, among the best in the mutual fund industry. In the following report, they review performance for the fiscal year's first half and offer their outlook for the second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 16, 1999



Report from the Fund Managers

Jeanne L. Mockard
Christopher A. Ray

For the first half of fiscal 1999, Putnam Utilities Growth and Income Fund outperformed Standard & Poor's Utilities Index. However, as the broader stock market averages set new highs, utility stocks as a group lagged, reflecting their conservative nature. Consequently, while your fund continues to provide attractive dividends, for the six months ended April 30, 1999, total return performance was moderate relative to other semiannual periods.

Total return for 6 months ended 4/30/99

        Class A             Class B             Class M
     NAV      POP        NAV     CDSC        NAV      POP
----------------------------------------------------------
    4.72%    -1.29%     4.36%    -0.64%     4.46%     0.83%
----------------------------------------------------------
Past performance is no indication of future results.
Additional performance information begins on page 6.

* UNDERVALUED UTILITY STOCKS PRESENT OPPORTUNITIES

Perhaps the most significant statistic about your fund currently is its average price/earnings ratio: 13, as of April 30, 1999, compared to 30 for Standard & Poor's 500 Stock Index. This disparity suggests that utility stocks are undervalued relative to the market as a whole and indicates the potential for substantial appreciation over the long term.

Despite positive financial news and attractive prospects for many utilities, demand for utility stocks has been low recently. Annual returns on these stocks have been ranging between 11% and 15% over the past few years, while stocks in other, higher-risk sectors have been averaging returns of 20% or more. But many investors today have short memories. They don't remember that the average overall return on equities since the Depression has been around 9%. No one can be certain how long the current boom will continue.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electric utilities     37.5%

Telephone
utilities              26.7%

Gas utilities          15.4%

Gas pipeline            4.4%

Combined
utilities               2.7%

Footnote reads:
*Based on net assets as of 4/30/99. Holdings will vary over time.


When professional investors realize that utility stocks have lagged the market, we see an opportunity for significant price appreciation, especially with the utilities industry undergoing a transformation. Utilities will always be conservative investments because the services these companies offer are essential to contemporary life. Economic slowdowns occur when consumers postpone buying new cars or put off capital improvements to their homes and this deferred spending affects corporate earnings and stock prices in many industries. But people always need heat, electricity, and telephone service, regardless of the direction of the economy. What's more, consumer demand for many services is growing with changes in technology and awakening demand from developing companies.

* SHIFTING DYNAMICS IN UTILITIES PROMPT NEW INVESTMENT STRATEGIES

Several years ago, all utility companies looked quite similar. Most of them owned their generating plants, wires, or pipelines. Our goal then was to diversify the fund's portfolio to emphasize companies that seemed most likely to raise their dividends or to get more rate relief than the competition.

In the past few years, many gas and electric utilities have begun divesting some assets, acquiring others, forming strategic alliances, and finding themselves with cash available to finance growth. Larger companies are buying out smaller ones, crossing geographical boundaries, and even going international, with an eye toward enlarging their customer base, strengthening their service offerings, and competing more successfully. Many utility companies are specializing in one aspect of their business where they have particular expertise or other advantages.

Today our goal is to balance the fund's portfolio to benefit from the utilities' different business strategies. Some of our favorite utility stocks continue to be AT&T and SBC Communications -- companies actively acquiring other businesses that should allow them to penetrate new markets. These companies are pursuing a broader base of customers, nationally and internationally, and seeking to offer a wider range of communications services. For example, SBC's South American assets have been wise investments for the company. Both AT&T and SBC were ahead of the curve during the regrouping of the regional Bells, and both of these major portfolio holdings are benefiting from burgeoning demand for more services as a result of increases in data transmission and expanding use of cellular phones.


"[Jeanne] Mockard has found increased opportunities among electric utilities. She expects them to benefit as the effects of deregulation come into focus, and merger-and-acquisition activity heats up."

-- Morningstar analysis, 3/19/99


* INDUSTRY CHANGES REDEFINE SERVICE AREAS, LEAD TO INTERNATIONAL EXPANSION

Deregulation has prompted some utilities to acquire operations in diverse parts of the country so they can eventually provide national service in markets they control. Although it is not possible for electricity to be generated on one coast and sold to consumers on the other, financial markets are developing where a power company with a national presence sets up a paper transaction rather than a physical transfer. Consumers in a few states are already noticing new names on their electric bills. Growing utility companies like Houston-based Enron, for example, are now supplying power to institutional consumers in New England. Their goal is to be able to offer service at lower prices because their volume of business will help keep their costs lower. By opening up competition, lower costs should eventually benefit consumers, but it will take time.

Some utility companies are finding growth prospects in developing economies like China, Thailand, India, and Pakistan, as well as South America and the Philippines. Over the next 10 years, as an increasingly modern infrastructure is put into place throughout the world, demand for the services we take for granted in the United States should expand even more in these and other emerging markets. In some parts of the world, larger power companies are choosing to partner with local utilities to benefit from their expertise, offering in exchange financing and years of experience in managing giant utilities. Many South American companies, in particular, have vast natural resources waiting to be tapped.

One example is Edison International -- an electric utility based in Los Angeles. The company, which we recently visited, is well managed and strongly optimistic about the long-term outlook for its operations in Mexico and South America. But management has been frustrated that these prospects have not been reflected in the price performance of their stock. The company's anticipated gains are so far in the future that investors have been overlooking the stock, in search of more immediate rewards. In order to address this issue, at the end of April Edison announced the acquisition of a power plant in the United Kingdom, which should add to the company's earnings this year.


"Currently your fund is more than 90% invested in utility stocks because we believe they offer extreme value at present."

-- Jeanne L. Mockard, manager,
Putnam Utilities Growth and Income Fund


Sempra Energy, a well-managed San Diego-based utility is pursuing a strategy similar to Edison International's but is more focused on acquiring domestic assets. As this report was being written, Sempra was bidding for a company called KN Energy, which has a large pipeline. KN had been experiencing difficulties and was cash poor, whereas Sempra's finances are strong. We believe the acquisition will give Sempra a more national scope and capacity, and should provide excellent opportunities for future growth. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* FUND IS POISED TO TAKE FULL ADVANTAGE OF INDUSTRY CHANGES

If it seems unusual for a utilities fund report to talk about growth potential, bear in mind that this potential arises from changing dynamics within the utilities industry as a whole, not changing characteristics of the stocks themselves. Utility stocks have remained conservative investments offering much higher yields than many other equities. The overall yield on your fund's equity portfolio as of the end of April was just under 5%, compared with a yield in the vicinity of 1% for the broader stock market, as represented by the Standard & Poor's Composite. Well-managed utility companies have adapted their business strategies to capitalize on new trends, but they have not turned into aggressive risk takers.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

SBC Communications, Inc.
Telephone utilities

American Telephone & Telegraph Co.
Telephone utilities

Duke Energy Corp.
Electric utilities

Sprint Corp.
Telephone utilities

BellSouth Corp.
Telephone utilities

Ameritech Corp.
Telephone utilities

Bell Atlantic Corp.
Telephone utilities

Enron Corp.
Gas pipeline

GTE Corp.
Telephone utilities

Entergy Corp.
Electric utilities

Footnote reads:
These holdings represent 29.5% of the fund's net assets as of 4/30/99. Portfolio holdings will vary over time.


In the past, the utilities markets were fairly static, albeit steady and predictable compared to markets in other industries. Now the industry is moving forward by leaps and bounds as a result of deregulation and new technology. Currently your fund is more than 90% invested in utility stocks because we believe they offer extreme value at present. The remaining 10% is invested in high-quality bonds issued by utility companies, a position that further enhances dividends. We are confident that this concentration will benefit shareholders in the coming months.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/99, there is no guarantee the fund will continue to hold these securities in the future. The fund concentrates its investments in one region or industry and involves more risk than a fund that invests more broadly.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Utilities Growth and Income Fund is designed for capital growth and current income through equity and debt securities issued by public utility companies.


TOTAL RETURN FOR PERIODS ENDED 4/30/99

                           Class A          Class B           Class M
(inception dates)        (11/19/90)        (4/27/92)         (3/1/95)
                       NAV      POP      NAV     CDSC      NAV     POP
----------------------------------------------------------------------------
6 months              4.72%    -1.29%   4.36%   -0.64%    4.46%    0.83%
----------------------------------------------------------------------------
1 year                8.73      2.51    7.94     2.94     8.25     4.48
----------------------------------------------------------------------------
5 years             112.69    100.39  104.91   102.91   107.86   100.57
Annual average       16.29     14.91   15.43    15.20    15.76    14.94
----------------------------------------------------------------------------
Life of fund        189.70    173.00  171.97   171.97   178.18   168.29
Annual average       13.43     12.64   12.59    12.59    12.89    12.40
----------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/99

                                  S&P Utility          Consumer
                                     Index            price index
----------------------------------------------------------------------------
6 months                              2.94%              1.47%
----------------------------------------------------------------------------
1 year                                9.29               2.28
----------------------------------------------------------------------------
5 years                             100.86              12.75
Annual average                       14.97               2.43
----------------------------------------------------------------------------
Life of fund                        240.83              35.01
Annual average                       13.05               3.05
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 MONTHS ENDED 4/30/99

                                     Class A      Class B      Class M
----------------------------------------------------------------------------
Distributions (number)                  2            2            2
----------------------------------------------------------------------------
Income                               $0.230       $0.179       $0.195
----------------------------------------------------------------------------
Capital gains
 Long-term                            0.358        0.358        0.358
----------------------------------------------------------------------------
 Short-term                             --           --           --
----------------------------------------------------------------------------
  Total                              $0.588       $0.537       $0.553
----------------------------------------------------------------------------
Share value:                       NAV      POP     NAV      NAV      POP
----------------------------------------------------------------------------
10/31/98                         $13.62   $14.45  $13.54   $13.60   $14.09
----------------------------------------------------------------------------
4/30/99                           13.67    14.50   13.59    13.65    14.15
----------------------------------------------------------------------------
Current return (end of period)
----------------------------------------------------------------------------
Current dividend rate1             3.37%    3.17%   2.62%    2.84%    2.74%
----------------------------------------------------------------------------
Current 30-day SEC yield2          2.87     2.71    2.15     2.39     2.30
----------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 3/31/99 (most recent calendar quarter)

                        Class A          Class B           Class M
(inception dates)     (11/19/90)        (4/27/92)         (3/1/95)
                     NAV      POP      NAV     CDSC      NAV     POP
-----------------------------------------------------------------------
6 months            -0.48%   -6.21%   -0.86%   -5.62%   -0.73%   -4.24%
-----------------------------------------------------------------------
1 year              -0.28    -6.01    -1.05    -5.75    -0.81    -4.26
-----------------------------------------------------------------------
5 years            103.08    91.33    95.53    93.53    98.45    91.54
Annual average      15.22    13.86    14.35    14.12    14.69    13.88
-----------------------------------------------------------------------
Life of fund       171.27   155.62   154.76   154.76   160.45   151.19
Annual average      12.68    11.88    11.84    11.84    12.13    11.65
-----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for method of calculation.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your funds' class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


Comparative benchmarks

Standard & Poor's Utilities Index is an unmanaged list of 40 utility stocks. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends but are not adjusted for commissions or other costs. Because the fund is a managed portfolio investing in common stocks and fixed-income securities, the securities it owns will not match those in the index. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.




The fund's portfolio
April 30, 1999 (Unaudited)

COMMON STOCKS (88.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Building and Construction (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            430,000  Willbros Group, Inc. (NON)                                                             $    2,741,250

Business Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Convergys Corp.                                                                             9,312,500

Cellular Communications (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  PT Indosat ADR (Indonesia)                                                                  5,662,500
             12,000  Tele Celular Sul Participacoes S.A. (Brazil)                                                  237,750
             40,000  Tele Centro Oeste Celular Participacoes ADR (Brazil)                                          145,000
              2,400  Tele Leste Celular Participacoes S.A. (Brazil)                                                 86,100
              6,000  Tele Nordeste Celular Participacoes S.A. ADR (Brazil)                                         132,000
              2,400  Tele Norte Celular Participacoes S.A. ADR (Brazil)                                             73,500
             24,000  Tele Sudeste Celular Participacoes S.A. ADR (Brazil)                                          685,500
              6,000  Telemig Celular Participacoes S.A. ADR (Brazil)                                               160,875
             48,000  Telesp Celular Participacoes S.A. ADR (Brazil)                                              1,200,000
                                                                                                            --------------
                                                                                                                 8,383,225

Combined Utilities (2.2%)
--------------------------------------------------------------------------------------------------------------------------
            673,000  NiSource Inc.                                                                              18,675,750
            550,000  Reliant Energy, Inc.                                                                       15,571,875
                                                                                                            --------------
                                                                                                                34,247,625

Conglomerates (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            155,800  Ogden Corp.                                                                                 4,021,588

Electric Utilities (32.3%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Ameren Corp.                                                                                5,803,125
            250,000  Baltimore Gas & Electric Co.                                                                7,031,250
            275,000  Carolina Power & Light Co.                                                                 11,085,938
            100,000  Centrais Electricas Bras S. A. (Brazil)                                                     2,039,711
            100,000  Centrais Geradoras do Sul do Brasil SA (Brazil)                                                86,643
             25,000  Chilectra S.A. 144A ADR (Chile)                                                               546,875
            430,000  Cinergy Corp.                                                                              12,819,375
            212,700  CMS Energy Corp. Class G                                                                    4,453,406
            122,377  Companhia Energetica de Minas Gerais ADR (Brazil)                                           2,891,157
            313,500  Companhia Paranaense de Energia-Copel ADR (Brazil)                                          2,566,781
            276,300  Conectiv, Inc.                                                                              6,613,931
            300,000  Consolidated Edison, Inc.                                                                  13,631,250
            420,000  Dominion Resources, Inc.                                                                   17,272,500
            650,000  DPL, Inc.                                                                                  11,618,750
          1,043,741  Duke Energy Corp.                                                                          58,449,496
            650,000  Edison International                                                                       15,925,000
             50,000  EDP-Electricidade de Portugal, S.A. ADR (Portugal)                                          1,850,000
              2,249  Eletropaulo Metropolitana (Brazil)                                                             23,009
             17,000  Eletropaulo Metropolitana S.A. (Brazil)                                                       664,350
             17,000  Empresa Bandeirante de Energia S.A. (Brazil) (NON)                                            114,458
             17,000  Empresa Paulista de Transmissao de Energia
                       Electrica S.A. (Brazil)                                                                      91,035
            730,000  Entergy Corp.                                                                              22,812,500
            250,000  Florida Progress Corp.                                                                      9,625,000
            345,000  FPL Group, Inc.                                                                            19,449,375
            150,000  GPU, Inc.                                                                                   5,718,750
            100,000  Hawaiian Electric Industries, Inc.                                                          3,556,250
            620,000  Iberdola S.A. (Spain)                                                                       8,691,470
            705,000  Korea Electric Power Corp. (South Korea)                                                   20,295,455
             10,000  Light Participacoes, S.A. (Brazil) (NON)                                                       25,271
            400,000  New Century Energies, Inc.                                                                 14,000,000
            130,000  New England Electric Systems Inc.                                                           6,435,000
            965,200  Northeast Utilities Co. (NON)                                                              15,443,200
            460,000  OGE Energy Corp.                                                                           10,896,250
            500,000  P P & L Resources, Inc.                                                                    13,968,750
            600,000  PacifiCorp                                                                                 10,012,500
            390,000  Peco Energy Co.                                                                            18,500,625
            226,600  Pinnacle West Capital Corp.                                                                 8,794,913
            442,600  Potomac Electric Power Co.                                                                 12,946,050
            275,800  Puget Sound Energy, Inc.                                                                    6,808,813
            400,000  Scana Corp.                                                                                 9,400,000
            661,200  Scottish Power PLC (United Kingdom)                                                         5,457,657
            500,000  Sierra Pacific Resources                                                                   17,812,500
            124,100  Southern Co.                                                                                3,358,456
            200,000  Teco Energy, Inc.                                                                           4,262,500
            422,000  Texas Utilities Co.                                                                        16,774,500
            500,000  TNP Enterprises, Inc.                                                                      15,625,000
            500,000  Unicom Corp.                                                                               19,406,250
            300,000  Union Electrica Fenosa S.A. (Spain)                                                         3,996,066
            100,000  UniSource Energy Corp. (NON)                                                                1,081,250
            175,000  United Illuminating Co.                                                                     6,890,625
            225,000  Utilicorp United, Inc.                                                                      5,498,438
            700,000  Wisconsin Energy Corp.                                                                     18,812,500
                                                                                                            --------------
                                                                                                               511,933,954

Energy-Related (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            260,200  Calpine Corp.                                                                              11,091,025
             17,000  Empresa Metropolitana de Aguas Energia S.A. (Brazil)                                           42,960
            600,000  Energy East Corp.                                                                          15,862,500
                                                                                                            --------------
                                                                                                                26,996,485

Gas Pipelines (4.4%)
--------------------------------------------------------------------------------------------------------------------------
            450,000  Coastal Corp.                                                                              17,212,500
            630,000  Dynegy, Inc.                                                                               10,946,250
            430,000  Enron Corp.                                                                                32,357,500
            208,700  Williams Cos., Inc.                                                                         9,861,075
                                                                                                            --------------
                                                                                                                70,377,325

Gas Utilities (15.2%)
--------------------------------------------------------------------------------------------------------------------------
            380,000  AGL Resources, Inc.                                                                         6,911,250
            483,600  Atmos Energy Corp.                                                                         12,210,900
            220,000  Cascade Natural Gas Corp.                                                                   3,478,750
            200,000  Central Hudson Gas & Electric                                                               7,425,000
            409,950  Columbia Gas System, Inc.                                                                  19,703,222
            150,000  Connecticut Energy Corp.                                                                    5,606,250
            400,000  Eastern Enterprises                                                                        14,375,000
            589,600  Energen Corp.                                                                              10,170,600
            100,100  Equitable Resources, Inc.                                                                   2,652,650
             93,333  Indiana Energy, Inc.                                                                        1,994,993
            525,000  K N Energy, Inc.                                                                           10,828,125
            146,300  Laclede Gas Co.                                                                             2,953,431
            350,000  National Fuel Gas Co.                                                                      15,312,500
            300,000  MCN Corp.                                                                                   5,981,250
             70,000  New Jersey Resources Corp.                                                                  2,581,250
            300,000  NICOR Inc.                                                                                 10,912,500
            504,000  Northwest Natural Gas Co.                                                                  11,371,500
            230,000  NUI Corp.                                                                                   4,988,125
            330,000  ONEOK, Inc.                                                                                 9,219,375
            200,000  Peoples Energy Corp.                                                                        7,475,000
            200,000  Piedmont Natural Gas Co., Inc.                                                              6,375,000
             70,000  Providence Energy Corp.                                                                     1,395,625
            200,000  Public Service Co. of North Carolina, Inc.                                                  5,662,500
            200,000  Questar Corp.                                                                               3,637,500
          1,053,040  Sempra Energy                                                                              21,850,580
            200,000  Sonat, Inc.                                                                                 7,150,000
             80,000  South Jersey Industries, Inc.                                                               1,920,000
            100,000  Southwest Gas Corp.                                                                         2,856,250
            200,000  Transportadora de Gas del Sur ADR (Argentina)                                               1,912,500
            200,000  Washington Gas Light Co.                                                                    4,712,500
            200,000  Westcoast Energy, Inc.                                                                      3,837,500
            313,400  WICOR, Inc.                                                                                 7,404,075
            200,000  Yankee Energy System, Inc.                                                                  5,537,500
                                                                                                            --------------
                                                                                                               240,403,201

Oil and Gas (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            422,600  El Paso Energy Corp.                                                                       15,530,550
            380,000  KeySpan Energy                                                                             10,165,000
                                                                                                            --------------
                                                                                                                25,695,550

REITs (Real Estate Investment Trust) (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            312,178  Equity Office Properties Trust                                                              8,604,406
            194,000  Equity Residential Properties Trust                                                         8,972,500
                                                                                                            --------------
                                                                                                                17,576,906

Telecommunications (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             74,000  ALLTEL Corp.                                                                                4,990,375
            100,000  Cable & Wireless PLC ADR (United Kingdom)                                                   4,200,000
            295,900  Hellenic Telecommunication Organization SA GDR
                       (Greece)                                                                                  3,532,306
             18,000  Royal PTT Nederland N.V. ADR (Netherlands)                                                    771,750
                                                                                                            --------------
                                                                                                                13,494,431

Telephone Services (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  British Telecommunications PLC ADR (United Kingdom)                                        15,097,500
            120,000  Embratel Participacoes S.A. ADR (Brazil)                                                    1,950,000
             14,700  Sonera Group GDR 144A (Finland) (NON)                                                       1,161,300
             24,000  Tele Centro Sul Participacoes S.A. (Brazil)                                                 1,275,000
            120,000  Tele Norte Leste Participacoes S.A. ADR (Brazil)                                            2,032,500
            120,000  Telesp Participacoes S.A. ADR (Brazil)                                                      3,000,000
                                                                                                            --------------
                                                                                                                24,516,300

Telephone Utilities (25.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,200,000  American Telephone & Telegraph Co.                                                         60,600,000
            670,000  Ameritech Corp.                                                                            45,853,125
            770,120  Bell Atlantic Corp.                                                                        44,378,165
          1,050,000  BellSouth Corp.                                                                            46,987,500
            500,000  Cincinnati Bell, Inc.                                                                      11,312,500
            400,000  GTE Corp.                                                                                  26,775,000
            100,000  Philippine Long Distance Telephone Co. ADR (Philippines)                                    3,225,000
             80,000  Portugal Telecom S.A. ADR (Portugal)                                                        3,375,000
            200,000  PT Telekomunikasi Indonesia ADR (Indonesia)                                                 1,750,000
          1,400,000  SBC Communications, Inc.                                                                   78,400,000
            500,000  Sprint Corp.                                                                               51,281,250
            120,000  Telebras Co. ADR (Brazil)                                                                       9,375
            100,000  Telecom Argentina S.A. ADR (Argentina)                                                      3,450,000
            128,470  Telecom Corp. of New Zealand Ltd. ADR (New Zealand)                                         5,291,358
            555,555  Telecom Italia SpA (Italy)                                                                  5,918,916
             20,000  Telefonica de Argentina S.A. ADR (Argentina)                                                  747,500
            250,000  Telefonica del Peru S.A. ADR (Peru)                                                         3,765,625
            300,000  U S West, Inc.                                                                             15,693,750
                                                                                                            --------------
                                                                                                               408,814,064

Water Utilities (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  American Water Works, Inc.                                                                  2,843,750
                                                                                                            --------------
                     Total Common Stocks (cost $991,575,541)                                                $1,401,358,154

CORPORATE BONDS AND NOTES (8.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Combined Utilities (0.5%)
--------------------------------------------------------------------------------------------------------------------------
         $3,000,000  Australian Gas & Light Co.144A sr. notes 6 3/8s,
                       2003 (Australia)                                                                     $    3,002,550
          4,000,000  PG&E Gas Transmission Northwest sr. notes 7.1s, 2005                                        4,155,400
          1,500,000  Public Service Electric & Gas Co. 1st mortgage 6 1/2s, 2000                                 1,514,760
                                                                                                            --------------
                                                                                                                 8,672,710

Electric Utilities (5.2%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  Arizona Public Service Co. notes 6 1/4s, 2005                                               3,017,820
          2,800,000  CMS Energy Corp. pass-through certificates 7s, 2005                                         2,730,728
          4,000,000  Commonwealth Edison Co. 1st mtge. Ser. 83, 8s, 2008                                         4,419,160
          3,650,000  Connecticut Light & Power Co. 1st mtge. Ser. C, 7 3/4s, 2002                                3,774,721
          1,500,000  Connecticut Light & Power Co. 1st mtge. Ser. D, 7 7/8s, 2024                                1,516,665
          4,000,000  Consolidated Edison, Inc. deb. 6.45s, 2007                                                  4,072,240
          3,480,000  Duquesne Light Co. deb. 8.7s, 2016                                                          3,782,064
          4,000,000  Hydro Quebec local government guaranty Ser. HY, 8.4s,
                       2022 (Canada)                                                                             4,771,960
          4,000,000  Kansas Gas & Electric deb. 8.29s, 2016                                                      4,141,880
            445,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                              503,900
          5,000,000  Ohio Edison Co. 1st mtge. 8 1/4s, 2002                                                      5,284,050
          2,907,000  Otter Tail Power Co. 1st mtge. 7 1/4s, 2002                                                 3,014,559
          5,000,000  Public Service Co. of Colorado coll. trust 6 3/8s, 2005                                     5,071,900
          3,000,000  Public Service Co. of New Mexico sr. notes Ser. A, 7.1s, 2005                               3,006,450
          1,720,000  Salton Sea Funding Corp. company guaranty Ser. E, 8.3s, 2011                                1,814,772
          3,500,000  Sierra Pacific Power Co. med. term notes Ser. C, 6.82s, 2006                                3,587,745
          3,350,000  Southern California Edison Co. notes 6 1/2s, 2001                                           3,404,636
          2,725,000  Southern Investments Service Co. sr. notes 6.8s, 2006
                       (United Kingdom)                                                                          2,763,041
          4,000,000  Teco Energy, Inc. notes 5.54s, 2001                                                         3,958,000
          5,000,000  Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                                      5,293,600
          3,400,000  Texas Utilities Electric Capital Trust V company guaranty
                       8.175s, 2037                                                                              3,477,078
          4,500,000  Utilicorp United, Inc. sr. notes 8.2s, 2007                                                 4,975,875
          4,000,000  Western Resources, Inc. sr. notes 6 7/8s, 2004                                              4,094,800
                                                                                                            --------------
                                                                                                                82,477,644

Energy-Related (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  CalEnergy, Inc. sr. notes 7.63s, 2007                                                       2,104,920
          1,200,000  Calpine Corp. sr. notes 7 3/4s, 2009                                                        1,211,400
            640,000  KN Capital Trust III company guaranty 7.63s, 2028                                             621,824
          3,000,000  Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                                   3,196,770
                                                                                                            --------------
                                                                                                                 7,134,914

Gas Utilities (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          3,500,000  Southwest Gas Corp. deb. 7 1/2s, 2006                                                       3,780,350

Oil and Gas (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          4,600,000  Coastal Corp. deb. 6 1/2s, 2008                                                             4,581,830
          3,500,000  Columbia Gas System, Inc. notes Ser. E, 7.32s, 2010                                         3,605,105
          2,500,000  Louis Dreyfus Natural Gas notes 6 7/8s, 2007                                                2,278,125
                                                                                                            --------------
                                                                                                                10,465,060

Telephone Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  Century Telephone Enterprises, Inc. deb. Ser. G, 6 7/8s,
                       2028                                                                                      3,877,280
          4,350,000  LCI International, Inc. sr. notes 7 1/4s, 2007                                              4,471,844
                                                                                                            --------------
                                                                                                                 8,349,124

Telephone Utilities (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  Bell Atlantic Corp. deb. 7 7/8s, 2029                                                       5,672,950
          3,000,000  Sprint Capital Corp. company guaranty 6.9s, 2019                                            2,983,950
          4,000,000  WorldCom, Inc. notes 7 3/4s, 2007                                                           4,324,560
          1,800,000  U S West, Inc. notes 5 5/8s, 2008                                                           1,713,906
                                                                                                            --------------
                                                                                                                14,695,366

Water Utilities (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,500,000  Pennsylvania American Water Co. 144A mtge. 7.8s, 2026                                       2,607,125
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $136,234,511)                                    $  138,182,293

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (0.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Treasury Obligations (0.2%)
--------------------------------------------------------------------------------------------------------------------------
     $      350,000  U.S. Treasury Bonds 5 1/4s, November 15, 2028                                          $      327,633
                     U.S. Treasury Notes
            315,000    6 1/4s, June 30, 2002                                                                       324,252
          2,370,000    4 3/4s, November 15, 2008                                                                 2,263,706
            605,000    4 1/4s, November 15, 2003                                                                   581,084
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $3,557,116)                                                                    $    3,496,675

PREFERRED STOCKS (0.2%) (a) (cost $2,500,000)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              2,500  Centaur Funding Corp 144A $9.08 pfd. (9.08%)
                       (Cayman Islands)                                                                     $    2,725,050

SHORT-TERM INVESTMENTS (2.3%) (a) (cost $37,142,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   37,142,000  Interest in $600,000,000 joint repurchase agreement dated April 30,1999 with Salomon, Smith Barney Inc.,
                       due May 3, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $37,157,073 for an
                       effective yield of 4.87%                                                             $   37,142,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,171,009,168) (b)                                            $1,582,904,172
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,584,931,114.

  (b) The aggregate identified cost on a tax basis is $1,171,021,569, resulting in gross unrealized appreciation and depreciation of $449,528,919 and $37,646,316, respectively, or net unrealized appreciation of $411,882,603.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository
      Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,171,009,168) (Note 1)                                        $1,582,904,172
-----------------------------------------------------------------------------------------------
Cash                                                                                         41
-----------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                            7,646,995
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,690,260
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        3,039,766
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,595,281,234

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      3,320,313
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            3,748,963
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,319,075
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              155,034
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              5,793
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  737,685
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   63,257
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    10,350,120
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,584,931,114

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,132,916,137
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (3,673,731)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                               43,792,719
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                   411,895,989
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,584,931,114

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($902,143,102 divided by 65,980,080 shares)                                              $13.67
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.67)*                                  $14.50
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($669,043,574 divided by 49,218,450 shares)**                                            $13.59
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($13,744,438 divided by 1,007,008 shares)                                                $13.65
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.65)*                                  $14.15
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended April 30, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $64,253)                                           $24,248,489
-----------------------------------------------------------------------------------------------
Interest income                                                                       6,308,321
-----------------------------------------------------------------------------------------------
Total investment income                                                              30,556,810

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      4,786,180
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          896,710
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        17,060
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          8,817
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,077,718
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 3,454,913
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    52,312
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  16,717
-----------------------------------------------------------------------------------------------
Auditing                                                                                 11,249
-----------------------------------------------------------------------------------------------
Legal                                                                                     6,399
-----------------------------------------------------------------------------------------------
Postage                                                                                  74,564
-----------------------------------------------------------------------------------------------
Other                                                                                    66,661
-----------------------------------------------------------------------------------------------
Total expenses                                                                       10,469,300
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (69,875)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         10,399,425
-----------------------------------------------------------------------------------------------
Net investment income                                                                20,157,385
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     39,173,887
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                              (2,544)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                   (115,105)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                         10,962,808
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              50,019,046
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $70,176,431
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                       April 30      October 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   20,157,385  $   36,665,344
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                39,171,343      50,516,746
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                     10,847,703     182,774,337
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 70,176,431     269,956,427
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (14,590,008)    (21,043,615)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (9,169,367)    (15,336,819)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (200,771)       (311,479)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (22,102,838)    (52,646,523)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (18,450,563)    (53,835,060)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (375,951)       (997,941)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                         33,712,017      95,477,710
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         38,998,950     221,262,700

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,545,932,164   1,324,669,464
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income and undistributed net
investment income of $3,673,731 and
$129,030, respectively)                                                          $1,584,931,114  $1,545,932,164
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                         April 30
operating performance           (Unaudited)                                 Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $13.62           $12.49           $11.63           $10.40            $9.06           $10.56
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .20(c)           .37(c)           .41              .44              .43              .46
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .44             2.14             1.67             1.25             1.38            (1.22)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .64             2.51             2.08             1.69             1.81             (.76)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.23)            (.38)            (.41)            (.44)            (.46)            (.45)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.36)           (1.00)            (.81)            (.02)            (.01)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.59)           (1.38)           (1.22)            (.46)            (.47)            (.74)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $13.67           $13.62           $12.49           $11.63           $10.40            $9.06
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              4.72*           21.06            19.16            16.57            20.71            (7.30)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $902,143         $825,884         $653,205         $618,417         $593,226         $541,619
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .49*            1.05             1.05             1.11             1.12             1.08
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.45*            2.87             3.41             3.97             4.53             4.84
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              8.05*           23.64            53.63            64.53            67.60           112.32
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, include amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                         April 30
operating performance           (Unaudited)                                  Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $13.54           $12.42           $11.57           $10.36            $9.02           $10.52
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .15(c)           .28(c)           .32              .36              .36              .39
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .44             2.12             1.66             1.23             1.39            (1.22)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .59             2.40             1.98             1.59             1.75             (.83)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.18)            (.28)            (.32)            (.36)            (.39)            (.38)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.36)           (1.00)            (.81)            (.02)            (.02)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.54)           (1.28)           (1.13)            (.38)            (.41)            (.67)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $13.59           $13.54           $12.42           $11.57           $10.36            $9.02
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              4.36*           20.19            18.28            15.57            19.92            (8.04)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $669,044         $706,220         $659,594         $615,309         $578,505         $501,438
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .87*            1.80             1.80             1.86             1.87             1.83
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.07*            2.13             2.66             3.22             3.77             4.10
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              8.05*           23.64            53.63            64.53            67.60           112.32
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, include amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                          April 30                                                         March 1, 1995+
operating performance                            (Unaudited)                 Year ended October 31                  to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.60           $12.47           $11.61           $10.38            $9.14
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .16              .32(c)           .36              .38(c)           .31
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .44             2.13             1.67             1.26             1.26
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .60             2.45             2.03             1.64             1.57
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.19)            (.32)            (.36)            (.39)            (.33)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.36)           (1.00)            (.81)            (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.55)           (1.32)           (1.17)            (.41)            (.33)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.65           $13.60           $12.47           $11.61           $10.38
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               4.46*           20.54            18.62            16.12            17.50*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $13,744          $13,828          $11,871           $6,438           $1,917
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .74 *           1.55             1.55             1.63             1.13*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.20*            2.40             2.89             3.37             2.36*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               8.05*           23.64            53.63            64.53            67.60
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, include amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
April 30, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Utilities Growth and Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth and current income primarily through investments in equity and debt securities issued by public utility companies.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market on which such securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fees, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1999, fund expenses were reduced by $69,875 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,440 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended April 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $182,767 and $8,003 from the sale of class A and class M shares, respectively and $361,903 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $23,494 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended April 30, 1999, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $111,160,409 and $120,970,940, respectively. Purchases and sales of U.S. government obligations aggregated $10,799,904 and $17,479,830, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     10,053,836       $137,152,158
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,341,043         31,922,715
-----------------------------------------------------------------------------
                                                12,394,879        169,074,873

Shares
repurchased                                     (7,057,263)       (96,055,397)
-----------------------------------------------------------------------------
Net increase                                     5,337,616       $ 73,019,476
-----------------------------------------------------------------------------


                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     19,343,232      $ 254,107,737
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,120,728         65,168,272
-----------------------------------------------------------------------------
                                                24,463,960        319,276,009

Shares
repurchased                                    (16,138,623)      (211,228,211)
-----------------------------------------------------------------------------
Net increase                                     8,325,337      $ 108,047,798
-----------------------------------------------------------------------------


                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,897,341      $ 107,163,814
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,805,015         24,528,637
-----------------------------------------------------------------------------
                                                 9,702,356        131,692,451

Shares
repurchased                                    (12,632,798)      (170,868,729)
-----------------------------------------------------------------------------
Net decrease                                    (2,930,442)     $ (39,176,278)
-----------------------------------------------------------------------------


                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     19,076,366      $ 249,631,486
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,857,276         61,421,181
-----------------------------------------------------------------------------
                                                23,933,642         31,052,667

Shares
repurchased                                    (24,883,349)      (324,526,051)
-----------------------------------------------------------------------------
Net decrease                                      (949,707)     $ (13,473,384)
-----------------------------------------------------------------------------


                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        321,600        $ 4,395,041
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       37,007            504,642
-----------------------------------------------------------------------------
                                                   358,607          4,899,683

Shares
repurchased                                       (368,602)        (5,030,864)
-----------------------------------------------------------------------------
Net decrease                                        (9,995)       $  (131,181)
-----------------------------------------------------------------------------


                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,054,905       $ 13,939,652
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       97,401          1,236,300
-----------------------------------------------------------------------------
                                                 1,152,306         15,175,952

Shares
repurchased                                     (1,087,101)       (14,272,656)
-----------------------------------------------------------------------------
Net increase                                        65,205       $    903,296
-----------------------------------------------------------------------------



The Putnam family of funds


The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund  [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund + [DBL. DAGGER]

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

 + Formerly Putnam Federal Income Trust

 [DBL. DAGGER] Closed to new investors. Some exceptions may apply.  Contact
               Putnam for details.

 [SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President

Jeanne L. Mockard
Vice President and Fund Manager

Christopher A. Ray
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Utilities Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------


For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com.

SA026-52518 6/99